Fair Value Measurements - Assets and Liabilities Measured on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			$ 14,809		$ 15,184
Restricted Cash			2,043		3,246
Total assets			16,852		18,430
Total liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			1,958		5,450
Restricted Cash			735		0
Total assets			5,033		8,811
Total liabilities			413,904		352,568
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			2,340		1,874
Derivative Liabilities			165,643		147,257
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		1,487
Derivative Liabilities			195,852		147,308
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			52,409		58,003
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			0		0
Restricted Cash			0		0
Total assets			14,391		12,372
Total liabilities			109,743		103,667
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			8,380		7,888
Derivative Liabilities			98,691		95,324
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		4,484
Derivative Liabilities			11,052		8,343
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			16,767		20,634
Restricted Cash			2,778		3,246
Total assets			36,276		39,613
Total liabilities			523,647		456,235
Fair Value, Measurements, Recurring [Member] | Total | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			10,720		9,762
Derivative Liabilities			264,334		242,581
Fair Value, Measurements, Recurring [Member] | Total | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		5,971
Derivative Liabilities			206,904		155,651
Fair Value, Measurements, Recurring [Member] | Total | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			52,409		58,003
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	7,491		2,340
Derivative Liabilities	291,720		413,904
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	4,116		2,340
Derivative Liabilities	120,190		165,643
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	3,375		0
Derivative Liabilities	151,383		195,852
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	20,147		52,409
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	15,463		14,391
Derivative Liabilities	98,735		109,743
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,438	[1]	8,380
Derivative Liabilities	89,891	[1]	98,691
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	6,025	[1]	6,011
Derivative Liabilities	8,844	[1]	11,052
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	22,954		16,731
Derivative Liabilities	390,455		523,647
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	13,554		10,720
Derivative Liabilities	210,081		264,334
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,400		6,011
Derivative Liabilities	160,227		206,904
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	20,147		52,409
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			9,200		15,184
Restricted Cash			2,043		3,246
Derivative Assets	0		0
Total assets			11,243		18,430
Derivative Liabilities	0		0
Total liabilities			0		0
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 1 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0		0
Derivative Liabilities	0		0		0
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 1 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0		0
Derivative Liabilities	0		0		0
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			1,958		5,450
Restricted Cash			735		0
Derivative Assets	7,491		2,340
Total assets			5,033		8,811
Derivative Liabilities	271,573		361,495
Total liabilities			361,495		294,565
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 2 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	4,116		2,340		1,874
Derivative Liabilities	120,190		165,643		147,257
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 2 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	3,375		0		1,487
Derivative Liabilities	151,383		195,852		147,308
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			0		0
Restricted Cash			0		0
Derivative Assets	15,463		14,391
Total assets			14,391		12,372
Derivative Liabilities	98,735		109,743
Total liabilities			109,743		103,667
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 3 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,438		8,380		7,888
Derivative Liabilities	89,891		98,691		95,324
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 3 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	6,025		6,011		4,484
Derivative Liabilities	8,844		11,052		8,343
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			11,158		20,634
Restricted Cash			2,778		3,246
Derivative Assets	22,954		16,731
Total assets			30,667		39,613
Derivative Liabilities	370,308		471,238
Total liabilities			471,238		398,232
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Total | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	13,554		10,720		9,762
Derivative Liabilities	210,081		264,334		242,581
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Total | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,400		6,011		5,971
Derivative Liabilities	160,227		206,904		155,651
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			37,235		36,557
Restricted Cash			4,183		5,470
Notes receivable and other			73,031		72,419
Short-term debt			25,000		247,000
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure			829,856		1,013,053
Carrying Amount | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			10,720		9,762
Derivative Liabilities			264,334		242,581
Carrying Amount | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		5,971
Derivative Liabilities			206,904		155,651
Carrying Amount | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities			52,409		58,003
Carrying Amount | PUGET ENERGY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	16,133		37,235
Restricted Cash	3,544		4,183
Notes receivable and other	65,883		73,031
Total assets	85,560		114,449
Total liabilities	38,000		25,000
Short-term debt	38,000		25,000
Carrying Amount | PUGET ENERGY | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	1,314		14,809
Restricted Cash	1,174		2,043
Notes receivable and other	0		0
Total assets	2,488		16,852
Total liabilities	0		0
Short-term debt	0		0
Carrying Amount | PUGET ENERGY | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	14,819		22,426
Restricted Cash	2,370		2,140
Notes receivable and other	65,883		73,031
Total assets	83,072		97,597
Total liabilities	38,000		25,000
Short-term debt	38,000		25,000
Carrying Amount | PUGET ENERGY | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Restricted Cash	0		0
Notes receivable and other	0		0
Total assets	0		0
Total liabilities	0		0
Short-term debt	0		0
Carrying Amount | PUGET SOUND ENERGY, INC.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	14,630		31,010		36,320
Restricted Cash	3,544		4,183		5,470
Notes receivable and other	65,883		73,031		72,419
Total assets	84,057		108,224
Total liabilities	67,998		54,998
Short-term debt	38,000		25,000		247,000
Short-term debt owed by PSE to Puget Energy	29,998		29,998	[2]	22,598	[2]
Carrying Amount | PUGET SOUND ENERGY, INC. | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			10,720		9,762
Derivative Liabilities			264,334		242,581
Carrying Amount | PUGET SOUND ENERGY, INC. | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		5,971
Derivative Liabilities			206,904		155,651
Carrying Amount | PUGET SOUND ENERGY, INC. | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	200		9,200
Restricted Cash	1,174		2,043
Notes receivable and other	0		0
Total assets	1,374		11,243
Total liabilities	0		0
Short-term debt	0		0
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	0
Short-term debt owed by PSE to Puget Energy			0
Carrying Amount | PUGET SOUND ENERGY, INC. | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	14,430		21,810
Restricted Cash	2,370		2,140
Notes receivable and other	65,883		73,031
Total assets	82,683		96,981
Total liabilities	67,998		54,998
Short-term debt	38,000		25,000
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	29,998
Short-term debt owed by PSE to Puget Energy			29,998
Carrying Amount | PUGET SOUND ENERGY, INC. | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Restricted Cash	0		0
Notes receivable and other	0
Total assets	0		0
Total liabilities	0		0
Short-term debt	0		0
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	0
Short-term debt owed by PSE to Puget Energy			$ 0

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.
[2]	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.